BORROWING COSTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Borrowing Costs [Abstract]
Disclosure of detailed information about borrowing costs [Text Block]
	January – December
	2025	2024
	ThU.S.$	ThU.S.$
Interest cost capitalized, property, plant and equipment
Capitalization rate of interest cost capitalized, property, plant and equipment	4.99%	4.55%
Amount of the interest cost capitalized, property, plant and equipment	45,508	2,131